Dividends - Summary of Dividends Declared (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of dividends [line items]
Dividends paid	£ 155	£ 156	£ 149
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid	106	107	102
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid	£ 49	£ 49	£ 47